DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES

	Initial Valuations (on new derivative instruments entered into during the three months ended December 31, 2024)	December 31, 2024
Volatility	295%	295%
Expected Remaining Term (in years)	0.50	0.01 - 0.45
Risk Free Interest Rate	4.32%	4.24-4.40%
Expected dividend yield	None	None

Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2024)
Volatility	323.40 – 333.45%
Expected Remaining Term (in years)	0.50
Risk Free Interest Rate	5.42 - 5.55%
Expected dividend yield	None

	June 30, 2024	June 30, 2023
Volatility	323.40%	334.56%
Expected remaining term	0.01 - 0.28	0.01 - 0.73
Risk-free interest rate	5.45 - 5.47%	5.24%
Expected dividend yield	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

	Balance at December 31, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$131,585	$—	$—	$131,585
Total	$131,585	$—	$—	$131,585

	Balance at June 30, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$133,886	$—	$—	$133,886
Total	$133,886	$—	$—	$133,886

	Balance at June 30, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$133,886	$—	$—	$133,886
Total	$133,886	$—	$—	$133,886

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2023:

	Balance at June 30, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$423,209	$—	$—	$423,209
Total	$423,209	$—	$—	$423,209

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the six months ended December 31, 2024 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2024	$133,886
Initial fair value of embedded conversion option derivative liability recorded as debt discount	80,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	35,741
Reduction of derivative liability upon debt conversion	(51,674)
Change in fair value included in statements of operations	(66,368)
Balance at December 31, 2024	$131,585

The following is a roll forward for the years ended June 30, 2024 and 2023 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2022	$151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount	93,668
Gain on debt extinguishment	(352,051)
Change in fair value included in statements of operations	530,330
Balance at June 30, 2023	423,209
Initial fair value of embedded conversion option derivative liability recorded as debt discount	150,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	141,012
Gain on debt extinguishment	(263,798)
Change in fair value included in statements of operations	(316,537)
Balance at June 30, 2024	$133,886